                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX



          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                811-22856
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                     Goldman Sachs MLP Income Opportunities Fund
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               (Exact name of registrant as specified in charter)

                 200 West Street, New York, New York 10282
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   (Address of principal executive offices)                      (Zip code)


                  Caroline Kraus, Esq. Goldman Sachs & Co. LLC
                200 West Street, 15th Floor, New York, NY 10282
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-902-1000
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Date of fiscal year end:  November 30
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Date of reporting period: July 1, 2019 - June 30, 2020
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22856
Reporting Period: 07/01/2019 - 06/30/2020
Goldman Sachs MLP Income Opportunities Fund









================= Goldman Sachs MLP Income Opportunities Fund ==================


AMERIGAS PARTNERS, L.P.

Ticker:       APU            Security ID:  030975106
Meeting Date: AUG 21, 2019   Meeting Type: Special
Record Date:  JUL 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management


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ANDEAVOR LOGISTICS LP

Ticker:       ANDX           Security ID:  03350F106
Meeting Date: JUL 29, 2019   Meeting Type: Written Consent
Record Date:  JUN 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management


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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 23, 2020   Meeting Type: Annual
Record Date:  FEB 24, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Chansoo Joung            For       For          Management
1.2   Elect Director Michael N. Mears         For       For          Management
1.3   Elect Director James R. Montague        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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ONEOK, INC.

Ticker:       OKE            Security ID:  682680103
Meeting Date: MAY 20, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Brian L. Derksen         For       For          Management
1.2   Elect Director Julie H. Edwards         For       For          Management
1.3   Elect Director John W. Gibson           For       For          Management
1.4   Elect Director Mark W. Helderman        For       For          Management
1.5   Elect Director Randall J. Larson        For       For          Management
1.6   Elect Director Steven J. Malcolm        For       For          Management
1.7   Elect Director Jim W. Mogg              For       For          Management
1.8   Elect Director Pattye L. Moore          For       For          Management
1.9   Elect Director Gary D. Parker           For       For          Management
1.10  Elect Director Eduardo A. Rodriguez     For       For          Management
1.11  Elect Director Terry K. Spencer         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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THE WILLIAMS COMPANIES, INC.

Ticker:       WMB            Security ID:  969457100
Meeting Date: APR 28, 2020   Meeting Type: Annual
Record Date:  FEB 28, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alan S. Armstrong        For       For          Management
1.2   Elect Director Stephen W. Bergstrom     For       Against      Management
1.3   Elect Director Nancy K. Buese           For       For          Management
1.4   Elect Director Stephen I. Chazen        For       For          Management
1.5   Elect Director Charles I. Cogut         For       For          Management
1.6   Elect Director Michael A. Creel         For       For          Management
1.7   Elect Director Vicki L. Fuller          For       For          Management
1.8   Elect Director Peter A. Ragauss         For       For          Management
1.9   Elect Director Scott D. Sheffield       For       For          Management
1.10  Elect Director Murray D. Smith          For       For          Management
1.11  Elect Director William H. Spence        For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Goldman Sachs MLP Income Opportunities Fund
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By (Signature and Title) /s/ James A. McNamara
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                         James A. McNamara,
                         Chief Executive Officer

Date  August 31, 2020
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